Sensitivites - Sensitivities on financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair value change | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ (55)	£ 14
Change in risk variable, impact on net assets	£ (55)	14
Fair value change | Commodity contract derivative liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 20	6
Change in risk variable, impact on net assets	£ 20	6
Inflation, UK RPI change | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	0.50%
Change in risk variable, impact on income statement	£ 18	25
Change in risk variable, impact on other equity reserves	£ 0	0
Interest rate risk | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	0.50%
Change in risk variable, impact on income statement	£ 41	12
Change in risk variable, impact on other equity reserves	£ 134	98
Interest rate risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	0.50%
Change in risk variable, impact on income statement	£ 4	6
Change in risk variable, impact on other equity reserves	£ 8	22
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 43	44
Change in risk variable, impact on other equity reserves	397	285
Change in risk variable, impact on net assets	£ 1,670	1,425
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Increase in risk variable, impact on earnings	£ 53	20
Decrease in risk variable, impact on earnings	(54)	(21)
Increase in risk variable, impact on net assets	53	20
Decrease in risk variable, impact on net assets	£ (54)	£ (21)